Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation Plans [Abstract]
Stock option activity
A summary of stock option activity is as follows:
			Wtd. Avg.
		Wtd. Avg.	Remaining	Aggregate
		Exercise Price	Contractual Term	Intrinsic Value
	Shares (000)	Per Share	(years)	(in millions)
Outstanding, January 1, 2009	5,027	$50
Granted	1,349	31
Exercised	(339)	33		$5
Expired or cancelled	(179)	53
Outstanding, December 31, 2009	5,858	$46	6.1
Vested or expected to vest, December 31, 2009	5,767	$46	6.1
Exercisable, December 31, 2009	3,330	$47	4.4
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4

Options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
		Weighted-
		Average
		Remaining	Weighted-		Weighted-
		Contractual	Average		Average
Exercise Price	Shares (000)	Life (years)	Exercise Price	Shares (000)	Exercise Price
$26–$34	1,335	6.2	$31	724	$31
$35–$44	807	2.8	44	804	44
$45–$55	1,548	6.4	53	899	53
$56–$93	1,575	6.0	67	1,199	68
	5,265	5.7	$50	3,626	$51

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2011	2010	2009
Average risk-free interest rate	2.6%	2.6%	1.8%
Expected dividend yield	1.1%	1.4%	2.5%
Expected volatility	41.0%	41.0%	42.0%
Expected term (years)	5.9	5.4	5.5

Restricted stock activity
A summary of restricted stock activity is as follows:
			Wtd. Avg.
			Remaining	Aggregate
		Wtd. Avg.	Contractual	Intrinsic Value
	Shares (000)	Price Per Share	Term (years)	(in millions)
Unvested, January 1, 2009	192	$55	2.7
Granted	197	31
Vested	(15)	34
Forfeited	(5)	45
Unvested, December 31, 2009	369	$43	1.6
Granted	21	$56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8	$15

Threshold, target and outstanding award levels for each outstanding grant of performance share units
The Threshold, Target and Outstanding Award levels for each outstanding grant, adjusted for forfeitures, are as follows:

	2007–2009	(a)	2008–2010	(b)	2010–2011	2011
Threshold Award	28,250		34,500		54,871	66,489
Target Award	113,000		138,000		109,742	132,978
Outstanding Award	197,750		241,500		219,484	265,956

(a)	118,000 performance share units were granted in 2007 at the Target Award level for the 2007–2009 performance period, of which 5,000 units were forfeited.
(b)	140,000 performance share units were granted in 2008 at the Target Award level for the 2008–2010 performance period, of which 2,000 units were forfeited.